Offerings - Offering: 1	Feb. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	176,086,947
Proposed Maximum Offering Price per Unit	1.89
Maximum Aggregate Offering Price	$ 332,804,329.83
Fee Rate	0.01381%
Amount of Registration Fee	$ 45,960.28
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, this registration statement also covers such additional shares as may hereafter be offered or issued to prevent dilution resulting from stock splits, stock dividends, recapitalizations or certain other capital adjustments. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act of 1933, as amended. The price per share and aggregate offering price are based on the average of the high and low prices of the registrant's common stock on February 2, 2026 as reported on Nasdaq. Represents the resale of (i) 92,030,595 shares of the registrant's common stock (ii) 25,360,704 shares of the registrant's common stock issuable upon exercise of pre-funded warrants, and (iii) 58,695,648 shares of common stock or pre-funded warrants in lieu thereof, issuable upon exercise of common warrants.